Clinical Trial Deposit - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Clinical Trial Deposit [Line Items]
Patient enrollment milestones, payments					$ 5,065
Clinical trial deposit payments			$ 196		1,700
Clinical trial deposit expense					3,225
Deposits payments			1,075		$ 1,075
Patient enrollment milestones, payments (recovery)	$ (512)	$ 1,075	563	$ 3,990		$ 8,163
Contract Research Organization Termination Cost			$ 1,000